Description of the Business and Summary of Significant Accounting Policies (Tables)		9 Months Ended
	Jun. 22, 2023	Sep. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Summary of Asset Acquisition Cost
The Asset Acquisition costs are shown on the following table (in thousands):

As of June 22, 2023
Consideration transferred in Series A Preferred Stock and common stock	$109,979
Transaction costs incurred by Aeglea	3,197

Total cost to acquire asset	$113,176

The Company’s allocation of the purchase price to net assets acquired is as follows (in thousands):

As of June 22, 2023
Acquired in-process research and development	$130,188
Cash acquired	3,035
Accrued liabilities	(20,047)

Total cost to acquire asset	$113,176

The Asset Acquisition Costs are shown on the following table (in millions):

June 22, 2023
Consideration transferred in Series A Preferred Stock and common stock	$110.0
Transaction costs incurred by Aeglea	3.2

Total cost to acquire asset	$113.2

The allocation of the purchase price to net assets acquired is as a follows:

June 22, 2023
Acquired in-process research and development	$130.2
Cash acquired	3.0
Assumed liabilities	(20.0)

Total cost to acquire asset	$113.2